COLUMBIA ETF TRUST

225 Franklin Street

Boston, MA 02110

March 1, 2017

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia ETF Trust (Registrant)

Columbia Core Bond ETF

Columbia Intermediate Municipal Bond ETF

Post-Effective Amendment No. 135
File No. 333-148082/811-22154

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 135 (Amendment). This Amendment was filed electronically on February 27, 2017.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary Columbia ETF Trust